Goodwill And Intangible Assets, Net (Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Balance as of December 31	$ 706,224		$ 670,481
Acquisitions	147,891	[1]	33,697	[1]
Adjustments	4,329	[2]	2,046	[3]
Balance as of December 31	858,444		706,224
Licenses [Member]
Goodwill [Line Items]
Balance as of December 31	490,095		470,934
Acquisitions	49,591	[1]	17,837	[1]
Adjustments	2,557	[2]	1,324	[3]
Balance as of December 31	542,243		490,095
Maintenance Services [Member]
Goodwill [Line Items]
Balance as of December 31	211,806		198,895
Acquisitions	94,783	[1]	12,196	[1]
Adjustments	1,292	[2]	715	[3]
Balance as of December 31	307,881		211,806
Professional Services [Member]
Goodwill [Line Items]
Balance as of December 31	4,323		652
Acquisitions	3,517	[1]	3,664	[1]
Adjustments	480	[2]	7	[3]
Balance as of December 31	$ 8,320		$ 4,323

[1]	Please refer to Note 2 - Acquisitions for additional details.
[2]	Adjustments relate to finalization of purchase price allocations, primarily from Surgient (please refer to Note 2 - Acquisitions for details of this adjustment).
[3]	Primarily from post-acquisition payment obligations to former shareholders of acquisitions we made in 2007 pursuant to accounting principles applicable to acquisitions in that year.